Securitisation, covered bonds and other transferred assets (Tables)	12 Months Ended
Sep. 30, 2018
Securitisation, covered bonds and other transferred assets
Schedule of assets transferred and their associated liabilities

Consolidated			For those liabilities that only have recourse to
			the transferred assets:
	Carrying	Carrying
	amount of	amount of	Fair value of	Fair value of
	transferred	associated	transferred	associated	Net fair value
$m	assets	liabilities	assets	liabilities	position
2018
Securitisation - own assets1	7,631	7,588	7,662	7,565	97
Covered bonds2	43,088	35,434	n/a	n/a	n/a
Repurchase agreements	12,492	9,522	n/a	n/a	n/a

Total3	63,211	52,544	7,662	7,565	97

2017
Securitisation - own assets1	8,249	8,209	8,282	8,223	59
Covered bonds2	42,122	34,516	n/a	n/a	n/a
Repurchase agreements	18,746	12,960	n/a	n/a	n/a

Total3	69,117	55,685	8,282	8,223	59

Parent Entity			For those liabilities that only have recourse to
			the transferred assets:

	Carrying	Carrying
	amount of	amount of	Fair value of	Fair value of
	transferred	associated	transferred	associated	Net fair value
$m	assets	liabilities	assets	liabilities	position

2018
Securitisation - own assets1	97,259	96,728	97,291	96,473	818
Covered bonds2	36,190	30,268	n/a	n/a	n/a
Repurchase agreements	12,492	9,522	n/a	n/a	n/a

Total	145,941	136,518	97,291	96,473	818

2017
Securitisation - own assets1,4	98,368	97,872	98,434	96,478	1,956
Covered bonds2	35,202	29,698	n/a	n/a	n/a
Repurchase agreements	18,728	12,942	n/a	n/a	n/a

Total	152,298	140,512	98,434	96,478	1,956

1The carrying amount of assets securitised exceeds the amount of notes issued primarily because the carrying amount includes both principal and income received from the transferred assets.

2The difference between the carrying values of covered bonds and the assets pledged reflects the over-collateralisation required to maintain the ratings of the covered bonds and also additional assets to allow immediate issuance of additional covered bonds if required. These additional assets can be repurchased by Westpac at its discretion, subject to the conditions set out in the transaction documents.

3This table excludes securitisation – customer conduits as the assets securitised are not assets of Westpac.
4Comparatives have been revised for consistency.